Cover	Jan. 01, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2023
Entity File Number	001-36672
Entity Registrant Name	KIORA PHARMACEUTICALS, INC.
Entity Central Index Key	0001372514
Entity Tax Identification Number	98-0443284
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	332 Encinitas Boulevard
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Encinitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92024
City Area Code	781
Local Phone Number	788-9043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1371 East 2100 South
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84105